INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Advances from customers	$ 5,749,476	$ 1,074,463
Deferred revenue and advances from customers	$ 5,749,476	$ 1,074,463